PARENT COMPANY (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Interest-earning deposits with subsidiary bank	$ 272	$ 324
Other assets	148	231
TOTAL ASSETS	309,940	287,576
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	801	802
Stockholders' equity	31,788	31,828	30,413	28,878
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	309,940	287,576
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	1,413	2,052
Investment in subsidiary bank	30,313	29,708
Other assets	83	80
TOTAL ASSETS	31,809	31,840
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	21	12
Stockholders' equity	31,788	31,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 31,809	$ 31,840